Accumulated Other Comprehensive Income (Loss) (Details) - Schedule of accumulated balances other comprehensive income (Loss) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 571
Other comprehensive income before reclassifications	(20,362)
Amounts reclassified from accumulated other comprehensive income	2,367
Net current period other comprehensive income	(17,995)
Ending Balance	(17,424)
Unrealized Gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(522)
Other comprehensive income before reclassifications	(16,912)
Amounts reclassified from accumulated other comprehensive income	10
Net current period other comprehensive income	(16,902)
Ending Balance	(17,424)
Unrealized Gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	293
Other comprehensive income before reclassifications	(3,450)
Amounts reclassified from accumulated other comprehensive income	2,357
Net current period other comprehensive income	(1,093)
Ending Balance	(800)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	800
Other comprehensive income before reclassifications
Amounts reclassified from accumulated other comprehensive income
Net current period other comprehensive income
Ending Balance	$ 800